SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	3,911,410	7,690,166
Wealth management products	26,491,683	26,415,902
Short-term held-to-maturity debt investments	3,631,732	151,890
Available-for-sale debt investments	1,380,668	—
Listed equity securities	70,415	—
Total	35,485,908	34,257,958

Bank time deposits are time deposits with original maturities of longer than three months but less than one year or long-term bank deposits with a maturity date within one year.

The Group’s wealth management products mainly consist of various financial instruments issued by multiple financial institutions with variable interest rates indexed to performance of underlying asset. The Group elects to measure the investment in wealth management products at fair value with the fair value changes mainly recorded in other income, net and fair value changes in investments, net in the consolidated statements of comprehensive income (loss).

Held-to-maturity debt investments include debt instruments issued by financial institutions with maturities of less than one year for which the Group has the positive intent and ability to hold those securities to maturity.

Available-for-sale debt investments in short-term investments mainly include investments in debt securities issued by banks and other financial institutions that are redeemable at the issuer’s option, which the group intents to sell in the near term. The proceeds received from the sales of available-for-sale debt investments is RMB1.4 billion for the year of 2023.

4. SHORT-TERM INVESTMENTS (CONTINUED)

Listed equity securities in short-term investments are equity securities the group intents to sell in the near term.

Held-to-maturity debt investments as of December 31, 2023 are shown as below, which would be due within one year:

As of December 31, 2023
	Cost or	Gross	Gross
	amortized cost	unrecognized	unrecognized
	less allowance	holding	holding
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	151,890	—	(7,757)	144,133	20,350